Condensed Consolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Sales	$ 711.7	$ 730.4
Cost of goods sold	392.9	381.6
Gross Profit	318.8	348.8
Selling, general and administrative expense	202.8	180.3
Amortization of intangible assets	9.4	9.4
Goodwill and Intangible Asset Impairment	0	32.1
Other operating expenses, net	0.6	1.1
Operating Profit	106.0	125.9
Interest Expense	44.2	38.6
Other (income) expense, net	(1.6)	5.8
Earnings before Income Taxes	63.4	81.5
Income tax expense	24.3	26.2
Net Earnings	$ 39.1	$ 55.3
Earnings per share:
Earnings Per Share, Basic	$ 1.14	$ 1.61
Earnings Per Share, Diluted	$ 1.13	$ 1.61
Weighted-Average Common Shares Outstanding:
Weighted Average Number of Shares Outstanding, Basic	34.3	34.3
Weighted Average Number of Shares Outstanding, Diluted	34.5	34.4